UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® U.S. Equity Central Fund Fidelity® U.S. Equity Central Fund

This semi-annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$18,630,023,282
Number of Holdings	385
Portfolio Turnover	54%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Financials	12.6
Consumer Discretionary	10.4
Health Care	9.5
Communication Services	8.9
Industrials	8.0
Consumer Staples	5.4
Energy	3.0
Utilities	2.0
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.4
Preferred Stocks - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Canada - 1.2
Taiwan - 0.8
United Kingdom - 0.5
Netherlands - 0.4
Puerto Rico - 0.3
Belgium - 0.2
Ireland - 0.2
France - 0.2
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Apple Inc	6.8
NVIDIA Corp	6.7
Alphabet Inc Class A	4.5
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.5
Tesla Inc	1.7
Exxon Mobil Corp	1.4
UnitedHealth Group Inc	1.1
Boston Scientific Corp	1.1
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915172.100    6211-TSRS-0225

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Equity Central Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Equity Central Fund
Consolidated Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	356,600	21,567,168
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	228,000	45,392,604
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	218,721	12,300,869
CANADA - 1.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	460,900	30,040,503
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	266,406	14,774,696
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Africa Oil Corp	7,262,257	9,952,796
Athabasca Oil Corp (b)	5,658,000	20,979,610
Imperial Oil Ltd	762,300	46,980,527
MEG Energy Corp	2,186,950	35,905,263
South Bow Corp	352,100	8,308,624
		122,126,820
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	26,706	37,157,466
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	287,247	11,260,082
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	43,037	4,576,124
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	9,990	1
TOTAL INFORMATION TECHNOLOGY		4,576,125

Materials - 0.0%
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	131,100	5,313,483
TOTAL CANADA		225,249,175
CHINA - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	1,008,062	10
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	56,961	11,839,344
TOTAL CHINA		11,839,354
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	762,100	9,044,785
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	208,000	28,635,360
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	150,400	4,205,184
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	210,012	34,300,779
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	70,000	7,976,500
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	2,713,502	10,800,666
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Bank of Ireland Group PLC	2,626,500	23,958,132
Financial Services - 0.1%
Circle Internet Financial LLC (c)	388,096	11,755,428
Circle Internet Financial LLC (c)	160,054	4,848,036
		16,603,464
TOTAL IRELAND		40,561,596
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	999,839	1,779,713
Jumo World Ltd (b)(c)	998	0

TOTAL MAURITIUS		1,779,713
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	90,000	55,350,000
Merus NV (b)	350,000	14,717,500

TOTAL NETHERLANDS		70,067,500
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	1,691,500	28,036,069
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	506,300	47,622,578
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States)	666,367	20,204,247
TAIWAN - 0.8%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	1,008,062	0
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	799,600	157,913,004
TOTAL TAIWAN		157,913,004
UNITED KINGDOM - 0.5%
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	765,578	24,328,410
Food Products - 0.1%
Nomad Foods Ltd	738,407	12,390,469
Tobacco - 0.0%
British American Tobacco PLC ADR	226,700	8,233,744
Financials - 0.3%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	4,618,325	14,627,653
Capital Markets - 0.1%
London Stock Exchange Group PLC	138,000	19,479,385
Insurance - 0.1%
Beazley PLC	1,912,752	19,551,699
TOTAL FINANCIALS		53,658,737

TOTAL UNITED KINGDOM		98,611,360
UNITED STATES - 89.6%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.1%
AT&T Inc	1,012,200	23,047,794
GCI Liberty Inc Class A (b)(c)(d)	264,647	2
		23,047,796
Entertainment - 1.6%
Liberty Media Corp-Liberty Formula One Class C (b)	70,000	6,486,200
Live Nation Entertainment Inc (b)	185,600	24,035,200
Netflix Inc (b)	166,805	148,676,633
ROBLOX Corp Class A (b)	142,100	8,221,906
Take-Two Interactive Software Inc (b)	93,200	17,156,256
TKO Group Holdings Inc Class A (b)	53,012	7,533,535
Walt Disney Co/The	716,720	79,806,772
Warner Bros Discovery Inc (b)	1,354,000	14,311,780
		306,228,282
Interactive Media & Services - 7.0%
Alphabet Inc Class A	4,336,736	820,944,125
Meta Platforms Inc Class A	800,725	468,832,495
Reddit Inc Class A	51,272	8,379,896
Snap Inc Class A (b)	515,900	5,556,242
		1,303,712,758
Media - 0.2%
Fox Corp Class A	209,700	10,187,227
Liberty Broadband Corp Class A (b)	64,643	4,806,853
Magnite Inc (b)	441,786	7,033,233
Trade Desk Inc (The) Class A (b)	58,600	6,887,258
		28,914,571
TOTAL COMMUNICATION SERVICES		1,661,903,407

Consumer Discretionary - 10.1%
Automobiles - 1.7%
Tesla Inc (b)	783,310	316,331,910
Broadline Retail - 4.3%
Amazon.com Inc (b)	3,605,868	791,091,381
Etsy Inc (b)	134,800	7,129,572
		798,220,953
Distributors - 0.1%
LKQ Corp	441,000	16,206,750
Diversified Consumer Services - 0.1%
Service Corp International/US	254,208	20,290,883
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	260,700	34,258,587
Booking Holdings Inc	6,723	33,402,688
Caesars Entertainment Inc (b)	280,758	9,382,932
Churchill Downs Inc	197,763	26,409,271
Domino's Pizza Inc	79,980	33,572,405
DraftKings Inc Class A (b)	500,400	18,614,880
Dutch Bros Inc Class A (b)	149,600	7,836,048
Hilton Worldwide Holdings Inc	101,584	25,107,501
Marriott International Inc/MD Class A1	222,476	62,057,456
Red Rock Resorts Inc Class A	218,479	10,102,469
Starbucks Corp	227,900	20,795,875
Yum! Brands Inc	255,800	34,318,128
		315,858,240
Household Durables - 0.0%
PulteGroup Inc	3,513	382,565
Leisure Products - 0.0%
Brunswick Corp/DE	85,700	5,543,076
Specialty Retail - 1.6%
Foot Locker Inc (b)(e)	301,900	6,569,343
Home Depot Inc/The	153,734	59,800,989
Lowe's Cos Inc	609,561	150,439,655
Ross Stores Inc	270,900	40,979,043
TJX Cos Inc/The	325,876	39,369,080
		297,158,110
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	607,110	45,940,014
PVH Corp	311,676	32,959,737
Tapestry Inc	459,361	30,010,054
		108,909,805
TOTAL CONSUMER DISCRETIONARY		1,878,902,292

Consumer Staples - 5.1%
Beverages - 2.0%
Boston Beer Co Inc/The Class A (b)	109,417	32,822,912
Brown-Forman Corp Class B (e)	185,700	7,052,886
Celsius Holdings Inc (b)	126,700	3,337,277
Coca-Cola Co/The	1,986,791	123,697,608
Constellation Brands Inc Class A	200,966	44,413,486
Keurig Dr Pepper Inc	2,962,871	95,167,417
Monster Beverage Corp (b)	605,429	31,821,348
PepsiCo Inc	266,400	40,508,784
		378,821,718
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc	770,400	15,130,656
Costco Wholesale Corp	10,300	9,437,581
Target Corp	345,155	46,658,053
Walmart Inc	1,010,400	91,289,640
		162,515,930
Food Products - 0.7%
Archer-Daniels-Midland Co	568,600	28,725,672
JM Smucker Co	305,900	33,685,708
Kraft Heinz Co/The	386,300	11,863,273
Lamb Weston Holdings Inc	151,100	10,098,013
Mondelez International Inc	433,712	25,905,618
TreeHouse Foods Inc (b)	483,140	16,972,708
Tyson Foods Inc Class A	91,900	5,278,736
		132,529,728
Household Products - 0.9%
Energizer Holdings Inc	887,977	30,981,518
Procter & Gamble Co/The	803,093	134,638,541
Reynolds Consumer Products Inc	109,900	2,966,201
		168,586,260
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	656,800	49,246,864
Kenvue Inc	1,416,112	30,233,991
		79,480,855
Tobacco - 0.2%
Philip Morris International Inc	270,953	32,609,194
TOTAL CONSUMER STAPLES		954,543,685

Energy - 2.1%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	19,975	815,579
Weatherford International PLC	89,700	6,425,211
		7,240,790
Oil, Gas & Consumable Fuels - 2.1%
DT Midstream Inc	83,315	8,284,010
Expand Energy Corp	125,536	12,497,109
Exxon Mobil Corp	2,427,638	261,141,020
Marathon Petroleum Corp	91,000	12,694,500
Shell PLC ADR	847,000	53,064,550
Targa Resources Corp	90,400	16,136,400
Valero Energy Corp	240,086	29,432,143
		393,249,732
TOTAL ENERGY		400,490,522

Financials - 11.4%
Banks - 4.2%
Bancorp Inc/The (b)	855,100	45,003,913
Bank of America Corp	3,209,914	141,075,720
Citigroup Inc	1,366,733	96,204,336
East West Bancorp Inc	82,427	7,893,210
JPMorgan Chase & Co	398,544	95,534,982
KeyCorp	1,572,741	26,956,781
M&T Bank Corp	261,223	49,112,536
Synovus Financial Corp	170,600	8,739,838
Truist Financial Corp	785,400	34,070,652
US Bancorp	1,789,483	85,590,972
Wells Fargo & Co	2,666,087	187,265,951
		777,448,891
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	535,301	41,127,176
Blackrock Inc	26,200	26,857,882
Cboe Global Markets Inc	157,830	30,839,982
Charles Schwab Corp/The	483,200	35,761,632
Coinbase Global Inc Class A (b)	34,700	8,616,010
Intercontinental Exchange Inc	351,200	52,332,312
LPL Financial Holdings Inc	145,936	47,649,563
MarketAxess Holdings Inc	213,747	48,315,372
Morgan Stanley	737,295	92,692,727
Northern Trust Corp	320,213	32,821,833
State Street Corp	511,500	50,203,725
StepStone Group Inc rights 12/31/2038 (b)(c)	18,125	1,313,519
Tradeweb Markets Inc Class A	137,700	18,027,684
Virtu Financial Inc Class A	1,084,718	38,702,738
		525,262,155
Consumer Finance - 0.3%
Discover Financial Services	251,479	43,563,707
OneMain Holdings Inc	313,204	16,327,325
		59,891,032
Financial Services - 2.3%
Affirm Holdings Inc Class A (b)	134,100	8,166,690
Apollo Global Management Inc	298,040	49,224,286
AvidXchange Holdings Inc (b)	60,773	628,393
Berkshire Hathaway Inc Class A (b)	41	27,917,720
Block Inc Class A (b)	369,392	31,394,626
Fiserv Inc (b)	333,636	68,535,507
Mastercard Inc Class A	175,744	92,541,518
PayPal Holdings Inc (b)	194,100	16,566,435
UWM Holdings Corp Class A	107,318	629,957
Visa Inc Class A	402,457	127,192,510
		422,797,642
Insurance - 1.8%
Arthur J Gallagher & Co	162,531	46,134,424
Chubb Ltd	294,652	81,412,348
Hartford Financial Services Group Inc/The	382,847	41,883,462
Marsh & McLennan Cos Inc	353,158	75,014,291
Reinsurance Group of America Inc	80,406	17,177,134
The Travelers Companies, Inc.	185,100	44,588,739
Unum Group	308,045	22,496,526
Willis Towers Watson PLC	16,918	5,299,394
		334,006,318
TOTAL FINANCIALS		2,119,406,038

Health Care - 8.5%
Biotechnology - 1.4%
AbbVie Inc	76,000	13,505,200
Alnylam Pharmaceuticals Inc (b)	114,355	26,908,875
Cargo Therapeutics Inc (b)	334,300	4,820,606
Caris Life Sciences Inc (b)(c)(d)	227,063	653,941
Crinetics Pharmaceuticals Inc (b)	129,135	6,602,673
Cytokinetics Inc (b)	175,000	8,232,000
Exact Sciences Corp (b)	590,000	33,152,100
Gilead Sciences Inc	310,000	28,634,700
Janux Therapeutics Inc (b)	228,000	12,207,120
Keros Therapeutics Inc (b)	170,000	2,691,100
Legend Biotech Corp ADR (b)	800,000	26,032,000
MoonLake Immunotherapeutics Class A (b)	210,000	11,371,500
Nurix Therapeutics Inc (b)	500,000	9,420,000
Nuvalent Inc Class A (b)	170,000	13,307,600
Regeneron Pharmaceuticals Inc (b)	50,000	35,616,500
Spyre Therapeutics Inc (b)	8,480	197,414
Vaxcyte Inc (b)	230,167	18,841,471
		252,194,800
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp (b)	2,213,716	197,729,113
Glaukos Corp (b)	163,550	24,522,687
Inspire Medical Systems Inc (b)	106,760	19,791,169
Insulet Corp (b)	240,059	62,672,203
Intuitive Surgical Inc (b)	49,500	25,837,020
Masimo Corp (b)	405,000	66,946,500
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	4,627	56,820
Penumbra Inc (b)	395,000	93,804,600
Stryker Corp	184,000	66,249,200
		557,609,312
Health Care Providers & Services - 2.0%
Cigna Group/The	114,000	31,479,960
CVS Health Corp	490,000	21,996,100
LifeStance Health Group Inc (b)	1,674,283	12,339,466
McKesson Corp	64,000	36,474,240
Molina Healthcare Inc (b)	58,764	17,103,262
Privia Health Group Inc (b)	1,280,000	25,024,000
Surgery Partners Inc (b)	980,409	20,755,259
UnitedHealth Group Inc	420,000	212,461,200
		377,633,487
Health Care Technology - 0.1%
Phreesia Inc (b)	440,000	11,070,400
Veeva Systems Inc Class A (b)	120,000	25,230,000
		36,300,400
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	840,000	12,062,400
Bruker Corp	281,680	16,512,082
Danaher Corp	410,000	94,115,500
Thermo Fisher Scientific Inc	105,000	54,624,150
West Pharmaceutical Services Inc	60,000	19,653,600
		196,967,732
Pharmaceuticals - 0.9%
Eli Lilly & Co	155,000	119,660,000
Merck & Co Inc	390,000	38,797,200
Royalty Pharma PLC Class A	340,000	8,673,400
		167,130,600
TOTAL HEALTH CARE		1,587,836,331

Industrials - 8.0%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	21,619	12,848,604
Boeing Co (b)	452,220	80,042,940
GE Aerospace	683,600	114,017,644
General Dynamics Corp	37,405	9,855,843
HEICO Corp Class A	78,070	14,527,266
Howmet Aerospace Inc	514,800	56,303,676
Lockheed Martin Corp	96,937	47,105,566
Northrop Grumman Corp	6,587	3,091,213
RTX Corp	174,900	20,239,428
Standardaero Inc (e)	13,120	324,851
TransDigm Group Inc	46,000	58,294,880
		416,651,911
Building Products - 0.8%
AZEK Co Inc/The Class A (b)	659,292	31,296,591
Carlisle Cos Inc	21,438	7,907,192
Fortune Brands Innovations Inc	96,300	6,580,179
Trane Technologies PLC	256,910	94,889,709
		140,673,671
Construction & Engineering - 0.2%
EMCOR Group Inc	6,857	3,112,392
Quanta Services Inc	110,800	35,018,341
WillScot Holdings Corp (b)	211,743	7,082,803
		45,213,536
Electrical Equipment - 1.1%
AMETEK Inc	496,632	89,522,884
Eaton Corp PLC	192,765	63,972,921
GE Vernova Inc	176,450	58,039,698
		211,535,503
Ground Transportation - 0.8%
CSX Corp	1,271,378	41,027,368
Old Dominion Freight Line Inc	316,428	55,817,899
Uber Technologies Inc (b)	268,200	16,177,824
Union Pacific Corp	194,400	44,330,976
		157,354,067
Machinery - 2.6%
Caterpillar Inc	178,683	64,819,045
Chart Industries Inc (b)	41,746	7,966,807
Deere & Co	112,253	47,561,596
Dover Corp	422,759	79,309,588
Fortive Corp	440,694	33,052,050
Ingersoll Rand Inc	924,107	83,594,719
Parker-Hannifin Corp	176,200	112,068,487
Westinghouse Air Brake Technologies Corp	233,603	44,288,793
		472,661,085
Passenger Airlines - 0.0%
Delta Air Lines Inc	66,500	4,023,250
Professional Services - 0.0%
Dun & Bradstreet Holdings Inc	82,490	1,027,825
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	27,041	3,894,986
Watsco Inc	73,200	34,688,748
		38,583,734
TOTAL INDUSTRIALS		1,487,724,582

Information Technology - 29.8%
Communications Equipment - 0.5%
Arista Networks Inc	217,015	23,986,668
Cisco Systems Inc	1,247,816	73,870,707
		97,857,375
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	209,493	14,549,289
IT Services - 0.9%
Cognizant Technology Solutions Corp Class A	165,713	12,743,330
EPAM Systems Inc (b)	177,228	41,439,451
Gartner Inc (b)	25,527	12,367,066
MongoDB Inc Class A (b)	239,199	55,687,919
Okta Inc Class A (b)	238,161	18,767,087
Snowflake Inc Class A (b)	93,554	14,445,673
Twilio Inc Class A (b)	160,404	17,336,464
X Holdings Corp Class A (b)(c)(d)	31,890	973,602
		173,760,592
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices Inc (b)	524,709	63,379,600
Analog Devices Inc	686,661	145,887,996
Astera Labs Inc (b)	83,492	11,058,515
Broadcom Inc	419,113	97,167,158
Entegris Inc (e)	119,035	11,791,607
Lam Research Corp	128,431	9,276,571
Lattice Semiconductor Corp (b)	82,475	4,672,209
Marvell Technology Inc	1,029,244	113,680,000
Microchip Technology Inc	83,267	4,775,362
Micron Technology Inc	1,303,958	109,741,105
NVIDIA Corp	9,291,722	1,247,785,348
ON Semiconductor Corp (b)	463,082	29,197,320
		1,848,412,791
Software - 11.6%
Adobe Inc (b)	281,100	124,999,548
AppLovin Corp Class A (b)	44,100	14,280,903
Atlassian Corp Class A (b)	92,284	22,460,080
Autodesk Inc (b)	172,229	50,905,726
BILL Holdings Inc (b)	55,880	4,733,595
BlackLine Inc (b)	620,113	37,678,066
Cadence Design Systems Inc (b)	88,310	26,533,623
Datadog Inc Class A (b)	220,189	31,462,806
Elastic NV (b)	425,165	42,125,348
Five9 Inc (b)	1,552,461	63,092,015
Gen Digital Inc	34,681	949,565
HubSpot Inc (b)	112,724	78,542,701
Microsoft Corp	3,162,142	1,332,842,853
OpenAI Global LLC rights (b)(c)(d)	1,650,181	1,650,180
Oracle Corp	18,165	3,027,016
Palantir Technologies Inc Class A (b)	85,300	6,451,239
Palo Alto Networks Inc (b)	80,004	14,557,528
Salesforce Inc	359,766	120,280,567
Servicenow Inc (b)	9,268	9,825,192
Tenable Holdings Inc (b)	1,119,083	44,069,489
Unity Software Inc (b)	329,245	7,398,135
Workday Inc Class A (b)	175,991	45,410,958
Workiva Inc Class A (b)	496,869	54,407,156
		2,137,684,289
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	5,088,300	1,274,212,086
TOTAL INFORMATION TECHNOLOGY		5,546,476,422

Materials - 1.7%
Chemicals - 1.2%
Air Products and Chemicals Inc	94,489	27,405,590
Axalta Coating Systems Ltd (b)	298,400	10,211,248
Balchem Corp	67,790	11,049,431
Cabot Corp	62,327	5,691,078
Chemours Co/The	348,900	5,896,410
Corteva Inc	313,000	17,828,480
Dow Inc	295,100	11,842,363
Ecolab Inc	140,200	32,851,664
Element Solutions Inc	385,833	9,811,733
Linde PLC	178,600	74,774,463
Sherwin-Williams Co/The	29,700	10,095,921
Tronox Holdings PLC	599,363	6,035,585
		223,493,966
Construction Materials - 0.1%
CRH PLC	11,979	1,108,296
Martin Marietta Materials Inc	30,922	15,971,213
		17,079,509
Containers & Packaging - 0.2%
AptarGroup Inc	99,237	15,590,133
Avery Dennison Corp	27,040	5,059,995
International Paper Co	320,000	17,222,400
		37,872,528
Metals & Mining - 0.2%
ATI Inc (b)	142,447	7,840,283
Freeport-McMoRan Inc	285,800	10,883,264
Hecla Mining Co	187,577	921,003
Nucor Corp	104,500	12,196,195
Steel Dynamics Inc	94,400	10,768,208
		42,608,953
TOTAL MATERIALS		321,054,956

Real Estate - 2.0%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	41,253	1,561,426
Ventas Inc	671,400	39,538,746
		41,100,172
Hotel & Resort REITs - 0.0%
Ryman Hospitality Properties Inc	40,643	4,240,691
Industrial REITs - 0.2%
Prologis Inc	356,771	37,710,695
Terreno Realty Corp	86,658	5,124,954
		42,835,649
Office REITs - 0.0%
Douglas Emmett Inc	289,200	5,367,552
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (b)	148,118	37,494,591
Zillow Group Inc Class C (b)	143,600	10,633,580
		48,128,171
Residential REITs - 0.2%
Invitation Homes Inc	262,757	8,400,341
Mid-America Apartment Communities Inc	192,500	29,754,725
Sun Communities Inc	58,200	7,156,854
		45,311,920
Retail REITs - 0.3%
Curbline Properties Corp	108,307	2,514,888
Federal Realty Investment Trust	156,506	17,520,847
Macerich Co/The	1,073,500	21,384,120
NNN REIT Inc	353,800	14,452,730
		55,872,585
Specialized REITs - 0.8%
American Tower Corp	197,400	36,205,134
Equinix Inc	57,200	53,933,308
Public Storage Operating Co	114,700	34,345,768
		124,484,210
TOTAL REAL ESTATE		367,340,950

Utilities - 2.0%
Electric Utilities - 1.3%
Constellation Energy Corp	120,771	27,017,680
Duke Energy Corp	81,200	8,748,488
Edison International	264,872	21,147,380
Entergy Corp	313,200	23,746,824
Evergy Inc	131,100	8,069,205
Eversource Energy	148,400	8,522,612
Exelon Corp	312,800	11,773,792
FirstEnergy Corp	297,501	11,834,590
NextEra Energy Inc	610,417	43,760,795
NRG Energy Inc	38,201	3,446,494
PG&E Corp	1,911,906	38,582,263
Pinnacle West Capital Corp	117,300	9,943,521
Southern Co/The	97,746	8,046,451
Xcel Energy Inc	277,200	18,716,544
		243,356,639
Gas Utilities - 0.0%
UGI Corp	11,029	311,349
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	795,300	10,235,511
Vistra Corp	156,078	21,518,474
		31,753,985
Multi-Utilities - 0.5%
Ameren Corp	171,500	15,287,510
CenterPoint Energy Inc	563,500	17,879,855
NiSource Inc	414,602	15,240,770
Public Service Enterprise Group Inc	206,656	17,460,365
Sempra	381,406	33,456,934
		99,325,434
TOTAL UTILITIES		374,747,407

TOTAL UNITED STATES		16,700,426,592
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	795,677	10,256,979
TOTAL COMMON STOCKS (Cost $10,068,370,865)		17,586,792,082

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (c)(d) (Cost $973,100)	973,100	1,077,708

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	416,172	3,491,683
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC (c)(d)	21,928	1,702,271
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (b)(c)(d)	301,188	2,036,031
Health Care - 0.2%
Biotechnology - 0.2%
Asimov Inc Series B (b)(c)(d)	35,044	986,138
Caris Life Sciences Inc Series D (b)(c)(d)	1,077,331	3,102,713
Cleerly Inc Series C (b)(c)(d)	411,426	4,834,256
Element Biosciences Inc Series C (b)(c)(d)	195,016	1,889,705
ElevateBio LLC Series C (b)(c)(d)	626,000	1,815,400
Inscripta Inc Series E (b)(c)(d)	423,474	1,270,422
		13,898,634
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (c)(d)	92,546	3,056,794
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(c)(d)(f)	141,317	640,165
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	67,586	2,514,200
Aledade Inc Series E1 (b)(c)(d)	14,822	551,378
Omada Health Inc Series E (b)(c)(d)	597,550	2,575,441
Wugen Inc Series B (b)(c)(d)	155,150	592,672
		6,233,691
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	1,112,588	834,441
TOTAL HEALTH CARE		24,663,725

TOTAL UNITED STATES		28,402,027
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $54,570,229)		31,893,710

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.53	180,000	179,999
US Treasury Bills 0% 1/30/2025	4.47	1,280,000	1,275,789
US Treasury Bills 0% 1/9/2025	4.59	1,510,000	1,508,764
US Treasury Bills 0% 2/13/2025	4.45	990,000	985,104
US Treasury Bills 0% 2/20/2025	4.46	1,670,000	1,660,507
US Treasury Bills 0% 2/6/2025 (h)	4.46 to 4.48	9,100,000	9,062,641
US Treasury Bills 0% 3/20/2025	4.27 to 4.29	7,840,000	7,769,965
US Treasury Bills 0% 3/27/2025 (h)	4.24 to 4.28	2,610,000	2,584,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,020,402)			25,027,253

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	316,315,941	316,379,204
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	5,050,795	5,051,300
TOTAL MONEY MARKET FUNDS (Cost $321,430,503)			321,430,504

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $10,470,365,099)	17,966,221,257
NET OTHER ASSETS (LIABILITIES) - 3.6%	663,802,025
NET ASSETS - 100.0%	18,630,023,282

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,129	Mar 2025	631,860,588	66,794	66,794

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,713,329 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,897,074.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,587,915

Aledade Inc Series E1	5/20/22	738,349

Asimov Inc Series B	10/29/21	3,247,902

Caris Life Sciences Inc	10/06/22	1,271,553

Caris Life Sciences Inc Series D	5/11/21	8,726,381

Cleerly Inc Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co Ltd Series C	12/01/20	5,910,953

Element Biosciences Inc Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics 6% 2/28/2027	2/28/24	973,100

Galvanize Therapeutics Series B	3/29/22	1,926,207

GCI Liberty Inc Class A	5/23/23	0

Inscripta Inc Series E	3/30/21	3,739,275

Jumo World Holding Limited	9/06/23	999,839

Medical Microinstruments Inc/Italy Series C	2/16/24	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	3,582,432

OpenAI Global LLC rights	9/30/24	1,650,181

Saluda Medical Inc Series E	4/06/23	2,431,732

Starling Bank Ltd Class D	6/18/21	8,257,037

Thriveworks Topco LLC	7/23/21 - 2/25/22	4,060,362

Waymo LLC	10/18/24	1,714,798

Wugen Inc Series B	7/09/21	1,203,173

X Holdings Corp Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	292,864,317	2,886,996,359	2,863,481,473	7,516,563	-	1	316,379,204	316,315,941	0.6%
Fidelity Securities Lending Cash Central Fund	22,724,699	361,267,517	378,940,916	30,836	-	-	5,051,300	5,050,795	0.0%
Total	315,589,016	3,248,263,876	3,242,422,389	7,547,399	-	1	321,430,504	321,366,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,661,903,407	1,661,903,405	-	2
Consumer Discretionary	1,934,715,147	1,934,715,147	-	-
Consumer Staples	1,014,271,004	989,942,594	24,328,410	-
Energy	550,653,411	522,617,342	28,036,069	-
Financials	2,331,191,041	2,266,586,641	30,280,051	34,324,349
Health Care	1,751,168,387	1,750,457,616	-	710,771
Industrials	1,487,724,582	1,487,724,582	-	-
Information Technology	5,755,105,674	5,718,181,112	34,300,779	2,623,783
Materials	357,971,072	357,971,072	-	-
Real Estate	367,340,950	367,340,950	-	-
Utilities	374,747,407	374,747,407	-	-

Convertible Corporate Bonds
Health Care	1,077,708	-	-	1,077,708

Convertible Preferred Stocks
Consumer Discretionary	1,702,271	-	-	1,702,271
Financials	2,036,031	-	-	2,036,031
Health Care	28,155,408	-	-	28,155,408

U.S. Treasury Obligations	25,027,253	-	25,027,253	-

Money Market Funds	321,430,504	321,430,504	-	-
Total Investments in Securities:	17,966,221,257	17,753,618,372	141,972,562	70,630,323
Derivative Instruments: Assets
Futures Contracts	66,794	66,794	-	-
Total Assets	66,794	66,794	-	-
Total Derivative Instruments:	66,794	66,794	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	66,794	0
Total Equity Risk	66,794	0
Total Value of Derivatives	66,794	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,905,836) - See accompanying schedule:
Unaffiliated issuers (cost $10,148,934,596)	$17,644,790,753
Fidelity Central Funds (cost $321,430,503)	321,430,504

Total Investment in Securities (cost $10,470,365,099)		$17,966,221,257
Cash		212,464
Foreign currency held at value (cost $944,127)		925,890
Receivable for investments sold		2,326,595,765
Receivable for fund shares sold		9,136,752
Dividends receivable		11,603,288
Interest receivable		49,108
Distributions receivable from Fidelity Central Funds		1,653,355
Other receivables		333,178
Total assets		20,316,731,057
Liabilities
Payable for investments purchased	$475,176,528
Payable for fund shares redeemed	1,206,001,099
Payable for daily variation margin on futures contracts	440,015
Other payables and accrued expenses	38,833
Collateral on securities loaned	5,051,300
Total liabilities		1,686,707,775
Net Assets		$18,630,023,282
Net Assets consist of:
Paid in capital		$10,375,061,178
Total accumulated earnings (loss)		8,254,962,104
Net Assets		$18,630,023,282
Net Asset Value, offering price and redemption price per share ($18,630,023,282 ÷ 136,267,104 shares)		$136.72
Consolidated Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$105,703,846
Interest		220,322
Income from Fidelity Central Funds (including $30,836 from security lending)		7,547,399
Total income		113,471,567
Expenses
Custodian fees and expenses	$51,618
Independent trustees' fees and expenses	42,604
Miscellaneous	24
Total expenses before reductions	94,246
Expense reductions	(1,980)
Total expenses after reductions		92,266
Net Investment income (loss)		113,379,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,366,581,229
Foreign currency transactions	(39,559)
Futures contracts	5,941,250
Total net realized gain (loss)		1,372,482,920
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	89,660,134
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(117,636)
Futures contracts	(71,439)
Total change in net unrealized appreciation (depreciation)		89,471,060
Net gain (loss)		1,461,953,980
Net increase (decrease) in net assets resulting from operations		$1,575,333,281
Consolidated Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,379,301	$223,605,804
Net realized gain (loss)	1,372,482,920	1,286,911,181
Change in net unrealized appreciation (depreciation)	89,471,060	1,900,497,921
Net increase (decrease) in net assets resulting from operations	1,575,333,281	3,411,014,906
Distributions to shareholders	(1,611,493,219)	(1,060,981,097)

Affiliated share transactions
Proceeds from sales of shares	1,120,637,980	903,611,745
Reinvestment of distributions	1,611,493,219	1,060,981,097
Cost of shares redeemed	(3,390,633,304)	(1,689,398,232)

Net increase (decrease) in net assets resulting from share transactions	(658,502,105)	275,194,610
Total increase (decrease) in net assets	(694,662,043)	2,625,228,419

Net Assets
Beginning of period	19,324,685,325	16,699,456,906
End of period	$18,630,023,282	$19,324,685,325

Other Information
Shares
Sold	7,837,593	7,218,667
Issued in reinvestment of distributions	11,272,611	8,850,529
Redeemed	(24,183,829)	(13,607,009)
Net increase (decrease)	(5,073,625)	2,462,187

Consolidated Financial Highlights
Fidelity® U.S. Equity Central Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$136.72	$120.25	$102.27	$132.73	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.82	1.60	1.47	1.41	1.05
Net realized and unrealized gain (loss)	11.16	22.76	19.57	(19.85)	33.21
Total from investment operations	11.98	24.36	21.04	(18.44)	34.26
Distributions from net investment income	(1.15)	(1.62)	(1.52)	(1.38)	(.87)
Distributions from net realized gain	(10.82)	(6.27)	(1.54)	(10.64)	(.66)
Total distributions	(11.98) D	(7.89)	(3.06)	(12.02)	(1.53)
Net asset value, end of period	$136.72	$136.72	$120.25	$102.27	$132.73
Total Return E,F	8.41%	21.24%	20.95%	(15.73)%	34.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-% J
Net investment income (loss)	1.15% J	1.28%	1.34%	1.10%	1.12% J
Supplemental Data
Net assets, end of period (000 omitted)	$18,630,023	$19,324,685	$16,699,457	$16,632,716	$28,240,621
Portfolio turnover rate K	54 % J	44%	31%	34% L	47% J,M

AFor the period September 18, 2020 (commencement of operations) through June 30, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity U.S. Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,798,360,736
Gross unrealized depreciation	(335,122,359)
Net unrealized appreciation (depreciation)	$7,463,238,377
Tax cost	$10,503,049,674

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity U.S. Equity Central Fund	640,165	-A

A Amount represents less than .005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Equity Central Fund	5,189,228,204	7,985,506,309
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Equity Central Fund	104,527

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Equity Central Fund	530,233,479	882,992,621	105,188,343
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Equity Central Fund	3,266	4	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,980.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Robert A. Lawrence
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vijay C. Advani
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas P. Bostick
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Donald F. Donahue
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Vicki L. Fuller
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Patricia L. Kampling
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Thomas A. Kennedy
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Oscar Munoz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Karen B. Peetz
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
David M. Thomas
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Susan Tomasky
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00
Michael E. Wiley
Affirmative	31,231,071,082.58	100.00
TOTAL	31,231,071,082.58	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900194.104
USE-SANN-0225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025